UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Morgan Stanley Asia-Pacific Fund, Inc.

		Value
	Shares	(000)
Common Stocks (92.3%)
(Unless Otherwise Noted)
Australia (10.7%)
Air Freight & Logistics
Toll Holdings Ltd.	784,216	$4,395

Airlines
Qantas Airways Ltd.	1,043,985	2,645

Biotechnology
CSL Ltd.	163,928	4,938

Chemicals
Incitec Pivot Ltd.	852,480	3,521
Orica Ltd.	285,256	4,860
		8,381
Construction & Engineering
Leighton Holdings Ltd.	100,625	3,102

Diversified Telecommunication Services
Telstra Corp. Ltd.	1,137,513	3,815

Food & Staples Retailing
Woolworths Ltd.	390,002	8,434

Health Care Equipment & Supplies
Cochlear Ltd.	93,630	4,470

Hotels Restaurants & Leisure
Tatts Group Ltd.	1,378,109	2,599

Insurance
QBE Insurance Group Ltd.	331,393	7,162

Metals & Mining
BHP Billiton Ltd.	113,475	2,916
Rio Tinto Ltd.	10,591	729
		3,645
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	239,520	2,620

Trading Companies & Distributors
Alesco Corp., Ltd.	392,676	1,886
		58,092
China (11.4%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	6,313,000	2,334

Commercial Banks
China Citic Bank, Class H	1,516,000	675
China Construction Bank Corp., Class H	15,222,000	10,104
Industrial & Commercial Bank of China, Class H	8,117,000	4,835
		15,614
Construction Materials
Anhui Conch Cement Co., Ltd., Class H (a)	325,000	1,235

Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	1,008,000	2,182
Datang International Power Generation Co., Ltd., Class H	1,346,000	754
		2,936
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	710,000	1,629

Insurance
China Life Insurance Co., Ltd., Class H	2,161,000	8,001

Marine
China COSCO Holdings Co., Ltd., Class H	1,992,550	1,820

Media
Focus Media Holding Ltd. ADR (a)	81,900	2,335

Metals & Mining
Maanshan Iron & Steel, Class H	4,967,000	1,565

Oil, Gas & Consumable Fuels
China Coal Energy Co.	3,190,000	3,317
PetroChina Co., Ltd., Class H	8,082,000	8,543
		11,860
Real Estate
Sino-Ocean Land Holdings Ltd.	1,322,500	414

Specialty Retail
GOME Electrical Appliances Holdings Ltd.	14,740,000	4,303

Wireless Telecommunication Services
China Mobile Ltd.	745,500	7,464
		61,510
Hong Kong (2.7%)
Commercial Banks
Bank of East Asia Ltd.	360,600	1,125

Diversified Financial Services
Hong Kong Exchanges & Clearing Ltd.	38,000	472

Real Estate
Cheung Kong Holdings Ltd.	176,000	1,996
Hongkong Land Holdings Ltd.	385,000	1,157
New World Development Ltd.	1,543,800	1,722
Sino Land Co.	148,000	167
Sun Hung Kai Properties Ltd.	40,000	411
Wharf Holdings Ltd.	925,187	2,643
		8,096
Specialty Retail
Esprit Holdings Ltd.	479,000	2,943

Real Estate Management & Development
Hopewell Holdings Ltd.	505,000	1,817
		14,453
India (0.5%)
Metals & Mining
National Aluminium Co., Ltd.	119,700	957
Welspun-Gujarat Stahl Ltd.	391,800	2,024
		2,981
Indonesia (3.2%)
Automobiles
Astra International Tbk PT	1,453,500	2,603

Commercial Banks
Bank Central Asia Tbk PT	5,313,000	1,754
Bank Mandiri Persero Tbk PT	8,758,000	2,434
Bank Rakyat Indonesia Tbk PT	4,499,500	2,544
		6,732

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

		Value
	Shares	(000)
Indonesia (cont’d)
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	1,498,000	$944

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	3,681,000	2,767

Gas Utilities
Perusahaan Gas Negara PT	3,567,500	814

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	9,857,500	3,262
		17,122
Japan (48.2%)
Auto Components
Toyoda Gosei Co., Ltd.	62,900	1,067

Automobiles
Nissan Motor Co., Ltd.	854,600	5,734
Suzuki Motor Corp.	249,300	4,629
Toyota Motor Corp.	202,500	8,598
Yamaha Motor Co., Ltd.	225,100	3,069
		22,030
Building Products
Daikin Industries Ltd.	172,700	5,863
Nippon Sheet Glass Co., Ltd.	713,000	3,679
Sanwa Holdings Corp.	457,000	1,731
		11,273
Chemicals
Daicel Chemical Industries Ltd.	755,000	3,418
Denki Kagaku Kogyo KK	973,000	2,564
Kaneka Corp.	580,000	3,210
Lintec Corp.	169,800	2,762
Mitsubishi Chemical Holdings Corp.	649,000	3,436
Nifco, Inc.	143,100	2,500
Shin-Etsu Polymer Co., Ltd.	288,600	1,415
Teijin Ltd.	960,000	2,886
Toyo Ink Manufacturing Co., Ltd.	513,000	1,519
		23,710
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	303,000	4,102
Nissha Printing Co., Ltd.	58,300	2,829
		6,931
Computers & Peripherals
Fujitsu Ltd.	1,121,000	6,262
Mitsumi Electric Co., Ltd.	219,500	5,543
NEC Corp.	1,208,000	5,122
Toshiba Corp.	1,239,000	5,351
		22,278
Construction & Engineering
Kyudenko Corp.	234,000	1,361
Maeda Road Construction Co., Ltd.	181,000	1,173
Obayashi Corp.	753,000	3,843
Sanki Engineering Co., Ltd.	134,000	924
		7,301
Consumer Finance
Hitachi Capital Corp.	196,900	2,398

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	852	3,795

Electric Utilities
Tokyo Electric Power Co., Inc. (The)	74,800	1,843

Electrical Equipment
Furukawa Electric Co., Ltd.	1,000,000	4,404

Electronic Equipment & Instruments
FUJIFILM Holdings Corp.	158,200	4,100
Hitachi High-Technologies Corp.	121,400	2,417
Hitachi Ltd.	927,000	6,375
Kyocera Corp.	76,300	5,784
Ryosan Co., Ltd.	104,700	2,159
TDK Corp.	76,500	3,833
		24,668
Food & Staples Retailing
FamilyMart Co., Ltd.	119,700	5,061

Food Products
House Foods Corp.	118,600	1,744
Nippon Meat Packers, Inc.	190,000	2,886
		4,630
Household Durables
Casio Computer Co., Ltd.	359,300	3,376
Panasonic Corp.	458,000	7,948
Sekisui Chemical Co., Ltd.	606,000	3,613
Sekisui House Ltd.	346,000	3,177
Sony Corp.	125,200	3,872
		21,986
Leisure Equipment & Products
Yamaha Corp.	221,300	3,797

Machinery
Amada Co., Ltd.	491,000	2,706
Daifuku Co., Ltd.	340,000	2,121
Fuji Machine Manufacturing Co., Ltd.	120,400	1,429
Fujitec Co., Ltd.	193,000	944
Kurita Water Industries Ltd.	140,100	3,276
Minebea Co., Ltd.	592,000	2,226
Mitsubishi Heavy Industries Ltd.	1,470,000	6,354
Tsubakimoto Chain Co.	618,000	2,466
		21,522
Media
Toho Co., Ltd.	86,600	1,799

Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	978,000	2,262
Nippon Steel Corp.	402,000	1,522
		3,784
Office Electronics
Canon, Inc.	214,600	8,023
Ricoh Co., Ltd.	456,000	6,341
		14,364
Pharmaceuticals
Astellas Pharma, Inc.	160,800	6,756
Daiichi Sankyo Co., Ltd.	278,700	7,115
Ono Pharmaceutical Co., Ltd.	103,200	4,777
		18,648

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

		Value
	Shares	(000)
Japan (cont’d)
Road & Rail
East Japan Railway Co.	628	$4,681

Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	63,300	3,474

Software
Nintendo Co., Ltd.	25,300	10,532

Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.	235,000	2,307

Trading Companies & Distributors
Marubeni Corp.	585,000	2,643
Mitsubishi Corp.	390,700	8,130
Nagase & Co., Ltd.	199,000	1,856
		12,629
		260,912
Malaysia (0.7%)
Commercial Banks
Malayan Banking Bhd	267,400	532

Construction & Engineering
IJM Corp. Bhd (a)	487,250	668

Food Products
Kuala Lumpur Kepong Bhd	189,200	531

Industrial Conglomerates
Sime Darby Bhd	981,000	1,892
		3,623
Pakistan (0.1%)
Construction Materials
Lucky Cement Ltd. GDR (a)	133,400	387

Philippines (0.4%)
Diversified Financial Services
Ayala Corp.	96,468	608

Independent Power Producers & Energy Traders
Energy Development Corp.	2,216,000	191

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	24,900	1,411
		2,210
Singapore (2.1%)
Commercial Banks
DBS Group Holdings Ltd.	80,000	946
Oversea-Chinese Banking Corp.	252,900	1,280
United Overseas Bank Ltd.	128,500	1,522
		3,748
Diversified Telecommunication Services
Singapore Telecommunications Ltd.	701,000	1,604

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	616

Real Estate
City Developments Ltd.	95,000	595
United Industrial Corp., Ltd.	2,734,000	3,898
		4,493
Transportation Infrastructure
CWT Ltd.	1,451,000	512

Wireless Telecommunication Services
StarHub Ltd.	93,000	167
		11,140
South Korea (6.4%)
Automobiles
Hyundai Motor Co.	99,479	6,276

Chemicals
LG Chem Ltd.	29,628	2,334
SSCP Co., Ltd. (a)	59,869	525
		2,859
Commercial Banks
Kookmin Bank	34,136	1,519
Shinhan Financial Group Co., Ltd.	34,703	1,251
		2,770
Construction & Engineering
Hyundai Development Co.	48,370	1,822
Samsung Engineering Co., Ltd.	15,300	955
		2,777
Food & Staples Retailing
Shinsegae Co., Ltd.	527	248

Household Durables
LG Electronics, Inc.	10,507	979
Woongjin Coway Co., Ltd.	75,070	1,895
		2,874
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	6,420	1,127

Internet Software & Services
NHN Corp. (a)	10,273	1,325

Marine
STX Pan Ocean Co., Ltd.	861,400	1,249

Media
Cheil Worldwide, Inc.	6,738	1,266

Metals & Mining
POSCO	2,075	767

Personal Products
Amorepacific Corp.	1,064	575

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	17,202	7,921
Samsung Electronics Co., Ltd. (Preference)	5,125	1,625
		9,546
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	20,250	890
		34,549
Taiwan (5.7%)
Chemicals
Taiwan Fertilizer Co., Ltd.	348,000	656

Commercial Banks
Chinatrust Financial Holding Co., Ltd.	4,184,309	2,248
First Financial Holding Co., Ltd.	1,991,404	1,255
		3,503
Computers & Peripherals
Acer, Inc.	1,516,215	2,589
Asustek Computer, Inc.	1,391,470	2,763
HTC Corp.	73,600	1,144
		6,496
Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	2,925,000	1,626

Diversified Telecommunication Services
Chunghwa Telecom Co., Ltd. (a)	648,000	1,517

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley Asia-Pacific Fund, Inc.

		Value
	Shares	(000)
Taiwan (Cont’d)
Electronic Equipment & Instruments
HON HAI Precision Industry Co., Ltd.	1,633,750	$5,813

Insurance
Cathay Financial Holding Co., Ltd.	1,198,350	1,680

Marine
Yang Ming Marine Transport Corp.	1,563,485	549

Metals & Mining
China Steel Corp.	1,200,620	1,179

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	4,698,237	7,725
		30,744
Thailand (0.2%)
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	150,400	1,340

Total Common Stocks (Cost $541,937)		499,063

Investment Company (1.0%)
India (1.0%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(b) (Cost $1,254)	6,860,401	5,631

	No. of
	Warrants
Warrant (0.0%)
Malaysia (0.0%)
Real Estate Management & Development
IJM Land Bhd, expires 9/11/13 (a) (Cost $—)	48,725	3

	Shares
Short-Term Investment (6.3%)
United States (6.3%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $33,962)(b)	33,962,338	33,962
Total Investments (99.6%) (Cost $577,153) +(c)		538,659
Other Assets in Excess of Liabilities (0.4%)		2,220
Net Assets (100%)		$540,879

(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Growth Fund, a closed-end managed investment company advised by an affiliate of the Advisor. The Morgan Stanley Growth Fund was acquired at a cost of $439,634. During the period ended September 30, 2008, there were no purchases and the Fund has sold 1,138,300 shares of the investment for a realized gain of $970,470. The Fund derived no income from this security during the period ended September 30, 2008. The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $27,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $771,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $134,008,000 and $149,679,000, respectively.

(c)

The approximate market value and percentage of total investments, $502,362,000 and 93.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $577,153,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $38,494,000 of which $55,418,000 related to appreciated securities and $93,912,000 related to depreciated securities.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
SGD	1	$1	10/2/08	USD	1	$1	$ — @
USD	1,230	1,230	10/2/08	HKD	9,555	1,230	— @
		$1,231				$1,231	$ — @

HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
USD	—	United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$36,297	$—
Level 2 - Other Significant Observable Inputs	502,362	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$538,659	$—

*Other financial instruments include futures, forwards and swap contracts.

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008